UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06671

Deutsche Global High Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2017

Semiannual Report
to Shareholders

Deutsche Global High Income Fund, Inc.

Ticker Symbol: LBF

Contents

3 Performance Summary

6 Important Notice

7 Portfolio Management Team

8 Portfolio Summary

12 Investment Portfolio

32 Statement of Assets and Liabilities

33 Statement of Operations

34 Statement of Cash Flows

35 Statements of Changes in Net Assets

36 Financial Highlights

37 Notes to Financial Statements

48 Liquidation and Dissolution of the Fund

49 Dividend Reinvestment and Cash Purchase Plan

53 Additional Information

55 Privacy Statement

The fund's primary investment objective is to seek high current income; capital appreciation is a secondary investment objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below-investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Leverage results in additional risks and can magnify the effect of any gains or losses.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2017 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Return as of 4/30/17
	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	2.86%	8.83%	5.80%	5.94%
Based on Market Price(a)	3.25%	12.84%	7.27%	6.73%
JPMorgan EMBI Global Diversified Index(b)	2.45%	8.62%	5.80%	7.11%
Morningstar Closed-End Emerging Markets Bond Funds Category (based on Net Asset Value)(c)	5.47%	12.04%	2.16%	5.54%

a Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended April 30, 2017 was 2.49% (1.72% excluding interest expense).

b The unmanaged, unleveraged JPMorgan EMBI Global Diversified Index tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

c Morningstar's Closed-End Emerging Markets Bond Funds category represents portfolios that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East and Asia make up the rest. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Emerging Markets Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

‡ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Market Price
	As of 4/30/17	As of 10/31/16
Net Asset Value	$ 8.78	$ 8.72
Market Price	$ 8.57	$ 8.48

Prices and Net Asset Value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 4/30/17: Income Dividends	$ .18
April Income Dividend	$ .0310
Current Annualized Distribution Rate (based on Net Asset Value) as of 4/30/17†	4.24%
Current Annualized Distribution Rate (based on Market Price) as of 4/30/17†	4.34%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on April 30, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Important Notice

At the Fund's 2015 Annual Meeting of Stockholders held on September 30, 2015, the Fund's stockholders approved an amendment to the Fund's Articles of Incorporation, limiting the Fund's term of existence until September 30, 2017, or such earlier date as may be determined by the Fund's Board of Directors, at which time the Fund will be liquidated. On May 17, 2017, the Fund’s Board of Directors approved a Plan of Liquidation and Dissolution for the Fund (the "Plan"). Under the terms of the Plan, the "Cessation Date" for the Fund’s planned liquidation is expected to occur on or about September 8, 2017. As provided in the Plan, at the close of business on the Cessation Date, the Fund will cease to engage in any business activities, except for the purpose of liquidating and winding up its affairs, and the books of the Fund will be closed. Effective the business day following the Cessation Date, the Fund’s shares will not be transferable (except for the settlement of prior transactions), and it is anticipated that trading in the Fund’s shares on the New York Stock Exchange will cease. The Fund will subsequently seek to reduce all remaining portfolio securities to cash or cash equivalents and make a final liquidating distribution to shareholders on or about September 15, 2017. All Fund shareholders as of the close of business on the Cessation Date will be entitled to receive a liquidating distribution. The Cessation Date may be extended if necessary or appropriate in connection with the orderly liquidation of the Fund or to protect the interests of Fund shareholders.

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2006 with six years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

— Portfolio Manager for High Yield Strategies: New York.

— BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2017 (Unaudited)

		Principal Amount ($)(a)	Value ($)

Bonds 122.7%
Austria 0.6%
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (Cost $334,146)		325,000	340,031
Belgium 1.1%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $621,051)		595,000	637,245
Bermuda 1.4%
Aircastle Ltd., 4.125%, 5/1/2024		255,000	259,335
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		85,000	87,125
144A, 4.75%, 12/15/2021		80,000	82,000
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025		85,000	81,813
Weatherford International Ltd.:
4.5%, 4/15/2022		110,000	103,950
144A, 9.875%, 2/15/2024		180,000	209,700
(Cost $798,413)			823,923
Canada 6.2%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		45,000	46,364
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		665,000	660,012
144A, 6.0%, 10/15/2022		65,000	64,838
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	35,263
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	50,575
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		20,000	21,275
144A, 7.625%, 1/15/2025		35,000	37,494
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	72,625
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		25,000	24,375
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		200,000	176,000
144A, 6.5%, 1/15/2025		156,000	154,050
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		50,000	53,000
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		65,000	67,112
Teck Resources Ltd.:
3.75%, 2/1/2023		1,200,000	1,182,360
144A, 8.5%, 6/1/2024		35,000	40,556
Telesat Canada, 144A, 8.875%, 11/15/2024		85,000	93,500
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		35,000	35,263
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		120,000	102,900
144A, 5.875%, 5/15/2023		105,000	77,569
144A, 6.125%, 4/15/2025		150,000	110,737
144A, 7.5%, 7/15/2021		245,000	202,737
Videotron Ltd., 5.0%, 7/15/2022		230,000	243,823
(Cost $3,593,039)			3,552,428
Cayman Islands 2.2%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	558,200
Noble Holding International Ltd.:
7.7%, 4/1/2025		55,000	49,775
7.75%, 1/15/2024		115,000	104,938
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		25,000	26,406
144A, 5.5%, 2/15/2024		165,000	174,487
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		320,000	325,600
(Cost $1,173,009)			1,239,406
Chile 0.4%
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023 (Cost $248,120)		250,000	255,292
Croatia 5.4%
Republic of Croatia:
144A, 6.375%, 3/24/2021		1,770,000	1,957,744
REG S, 6.625%, 7/14/2020		1,000,000	1,100,878
(Cost $2,759,163)			3,058,622
Dominican Republic 1.9%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,031,242)		1,000,000	1,110,000
France 3.5%
Crown European Holdings SA:
144A, 3.375%, 5/15/2025	EUR	390,000	436,510
144A, 4.0%, 7/15/2022	EUR	310,000	376,987
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	280,000	319,845
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	109,747
Paprec Holding SA, 144A, 5.25%, 4/1/2022	EUR	295,000	337,992
SFR Group SA:
144A, 6.0%, 5/15/2022		200,000	208,500
144A, 7.375%, 5/1/2026		205,000	215,506
(Cost $2,088,213)			2,005,087
Germany 1.9%
FTE Verwaltungs GmbH, 144A, 9.0%, 7/15/2020	EUR	485,000	552,243
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021		200,000	202,750
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	225,215
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	110,000	126,053
(Cost $1,160,704)			1,106,261
Hungary 3.9%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,149,663)		2,000,000	2,219,200
Indonesia 2.4%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,314,049)		1,300,000	1,339,000
Ireland 2.7%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		200,000	207,089
4.625%, 10/30/2020		160,000	169,868
5.0%, 10/1/2021		500,000	541,616
Allegion PLC, 5.875%, 9/15/2023		80,000	85,400
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	35,065	39,247
144A, 6.0%, 2/15/2025		200,000	206,750
144A, 7.25%, 5/15/2024		200,000	217,750
Endo Dac, 144A, 6.0%, 2/1/2025		50,000	42,225
(Cost $1,448,310)			1,509,945
Italy 2.0%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	1,001,720
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	120,000	139,402
(Cost $1,330,931)			1,141,122
Jersey 0.4%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026 (Cost $200,000)		200,000	200,500
Kazakhstan 2.6%
KazMunayGas National Co. JSC:
144A, 7.0%, 5/5/2020		200,000	219,555
REG S, 9.125%, 7/2/2018		1,150,000	1,235,330
(Cost $1,344,463)			1,454,885
Lithuania 3.0%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,129,880
144A, 7.375%, 2/11/2020		500,000	568,916
(Cost $1,512,446)			1,698,796
Luxembourg 2.0%
Altice Financing SA, 144A, 7.5%, 5/15/2026		220,000	237,600
Altice Luxembourg SA, 144A, 7.25%, 5/15/2022	EUR	110,000	126,593
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		170,000	178,075
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		165,000	177,375
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		25,000	24,937
144A, 5.625%, 10/15/2023		50,000	47,750
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		100,000	100,125
Telenet Finance V Luxembourg SCA, 144A, 6.25%, 8/15/2022	EUR	110,000	125,515
Wind Acquisition Finance SA:
144A, 3.668%*, 7/15/2020	EUR	100,000	108,930
144A, 6.5%, 4/30/2020		30,000	31,005
(Cost $1,185,811)			1,157,905
Netherlands 4.4%
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	269,725
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		310,000	318,912
5.25%, 4/15/2023		400,000	411,000
NXP BV:
144A, 3.75%, 6/1/2018		65,000	66,315
144A, 4.125%, 6/1/2021		200,000	209,250
Petrobras Global Finance BV:
6.125%, 1/17/2022		19,000	19,909
8.375%, 5/23/2021		390,000	441,675
8.75%, 5/23/2026		250,000	291,500
United Group BV, 144A, 7.875%, 11/15/2020	EUR	270,000	306,090
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	130,000	148,973
(Cost $2,385,487)			2,483,349
Panama 3.6%
Republic of Panama, 3.75%, 3/16/2025 (Cost $1,976,000)		2,000,000	2,060,000
Peru 2.3%
Republic of Peru, 7.35%, 7/21/2025 (Cost $1,270,105)		1,000,000	1,304,000
Poland 0.7%
Republic of Poland, 3.0%, 3/17/2023 (Cost $404,823)		400,000	400,576
Romania 3.7%
Republic of Romania, 144A, 4.375%, 8/22/2023 (Cost $2,113,263)		2,000,000	2,116,392
Russia 0.4%
MMC Finance Ltd., 144A, 5.55%, 10/28/2020 (Cost $200,000)		200,000	214,300
Serbia 1.8%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		127,165	129,124
144A, 7.25%, 9/28/2021		760,000	875,140
(Cost $862,397)			1,004,264
Spain 0.2%
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022 (Cost $89,404)	EUR	80,000	90,233
Sri Lanka 0.9%
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019 (Cost $500,000)		500,000	512,500
United Kingdom 3.8%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		400,000	408,000
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		310,000	313,488
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	205,000	228,746
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		990,000	1,002,375
144A, 5.5%, 8/15/2026		200,000	204,250
(Cost $2,134,023)			2,156,859
United States 53.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,525
ADT Corp.:
3.5%, 7/15/2022		35,000	33,863
5.25%, 3/15/2020		85,000	89,462
6.25%, 10/15/2021		130,000	142,601
Air Lease Corp., 4.75%, 3/1/2020		50,000	53,334
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	65,325
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		150,000	152,812
Ally Financial, Inc.:
3.25%, 2/13/2018		90,000	90,675
3.5%, 1/27/2019		165,000	167,062
4.125%, 3/30/2020		90,000	92,189
5.75%, 11/20/2025		210,000	214,987
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		220,000	227,425
AMC Entertainment Holdings, Inc., 144A, 5.875%, 11/15/2026		95,000	96,722
AMC Networks, Inc., 5.0%, 4/1/2024		275,000	278,616
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025		230,000	228,850
144A, 6.5%, 4/1/2027		305,000	302,712
AmeriGas Partners LP:
5.5%, 5/20/2025		160,000	161,600
5.75%, 5/20/2027		150,000	150,375
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		80,000	81,800
Antero Resources Corp.:
5.125%, 12/1/2022		95,000	96,425
5.375%, 11/1/2021		65,000	67,113
5.625%, 6/1/2023		60,000	61,725
Aramark Services, Inc.:
4.75%, 6/1/2026		330,000	336,600
5.125%, 1/15/2024		60,000	63,300
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		290,000	299,425
Ashland LLC, 3.875%, 4/15/2018		205,000	207,819
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		5,000	5,050
Ball Corp.:
3.5%, 12/15/2020	EUR	300,000	360,469
4.375%, 12/15/2023	EUR	300,000	365,155
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		60,000	64,650
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	104,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,625
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		30,000	30,525
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	53,813
CalAtlantic Group, Inc., 5.25%, 6/1/2026		118,000	121,245
Caleres, Inc., 6.25%, 8/15/2023		40,000	41,950
Calpine Corp., 5.75%, 1/15/2025		60,000	58,050
Cardtronics, Inc., 5.125%, 8/1/2022		35,000	35,700
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		200,000	206,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	75,562
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		125,000	130,469
144A, 5.125%, 5/1/2027		165,000	168,300
144A, 5.5%, 5/1/2026		530,000	556,171
144A, 5.875%, 4/1/2024		110,000	117,837
144A, 5.875%, 5/1/2027		155,000	164,881
CDW LLC, 5.0%, 9/1/2025		95,000	97,375
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	21,225
Series T, 5.8%, 3/15/2022		400,000	418,500
Series S, 6.45%, 6/15/2021		165,000	178,200
Series W, 6.75%, 12/1/2023		115,000	123,194
Series Y, 7.5%, 4/1/2024		175,000	190,139
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		99,000	101,227
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		140,000	143,675
Chemours Co., 6.125%, 5/15/2023	EUR	100,000	117,263
Cheniere Corpus Christi Holdings LLC, 144A, 5.875%, 3/31/2025		15,000	15,975
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025		80,000	79,100
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	241,462
4.25%, 8/15/2017		425,000	427,869
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	71,400
Series B, 6.5%, 11/15/2022		185,000	191,706
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		110,000	110,962
CommScope, Inc., 144A, 5.0%, 6/15/2021		60,000	61,650
Continental Resources, Inc.:
4.5%, 4/15/2023		250,000	246,250
5.0%, 9/15/2022		300,000	302,625
Cott Beverages, Inc., 5.375%, 7/1/2022		120,000	124,350
Covanta Holding Corp.:
5.875%, 3/1/2024		45,000	45,225
5.875%, 7/1/2025		90,000	90,000
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		70,000	73,063
CSC Holdings LLC:
5.25%, 6/1/2024		65,000	65,772
144A, 5.5%, 4/15/2027		340,000	351,475
144A, 10.125%, 1/15/2023		200,000	232,000
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		85,000	87,337
144A, (REIT), 5.375%, 3/15/2027		120,000	123,600
D.R. Horton, Inc., 4.0%, 2/15/2020		30,000	31,203
Dana, Inc., 5.5%, 12/15/2024		50,000	50,875
DCP Midstream Operating LP, 2.7%, 4/1/2019		100,000	99,750
Dell International LLC:
144A, 4.42%, 6/15/2021		225,000	236,205
144A, 5.875%, 6/15/2021		60,000	63,600
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		135,000	135,337
DISH DBS Corp., 5.875%, 7/15/2022		350,000	370,751
Dollar Tree, Inc.:
5.25%, 3/1/2020		130,000	133,737
5.75%, 3/1/2023		105,000	111,405
Dynegy, Inc., 7.625%, 11/1/2024		135,000	123,525
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	61,725
5.375%, 11/15/2022		50,000	52,808
Endo Finance LLC:
144A, 5.375%, 1/15/2023		55,000	47,163
144A, 5.75%, 1/15/2022		40,000	37,000
EnerSys, 144A, 5.0%, 4/30/2023		15,000	15,281
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	41,700
EP Energy LLC:
144A, 8.0%, 11/29/2024		50,000	52,313
144A, 8.0%, 2/15/2025		95,000	84,787
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		65,000	68,738
(REIT), 5.375%, 4/1/2023		120,000	124,950
(REIT), 5.75%, 1/1/2025		50,000	53,500
(REIT), 5.875%, 1/15/2026		55,000	59,263
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	107,220
Freeport-McMoRan, Inc., 3.55%, 3/1/2022		150,000	141,000
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		20,000	21,100
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023		505,000	520,150
Frontier Communications Corp.:
6.25%, 9/15/2021		40,000	37,100
7.125%, 1/15/2023		50,000	43,750
8.125%, 10/1/2018		600,000	638,250
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		140,000	143,675
5.125%, 11/15/2023		60,000	63,119
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		125,000	126,562
144A, 5.25%, 12/15/2023		215,000	216,612
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		40,000	39,400
144A, 6.375%, 5/15/2025		70,000	69,738
6.625%, 5/1/2023		30,000	30,375
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		110,000	109,175
HCA, Inc.:
4.5%, 2/15/2027		392,000	395,720
5.25%, 6/15/2026		180,000	191,925
5.875%, 2/15/2026		230,000	244,375
6.5%, 2/15/2020		165,000	181,097
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		75,000	79,406
144A, 5.75%, 4/15/2024		55,000	58,438
Hexion, Inc., 6.625%, 4/15/2020		55,000	51,975
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		45,000	42,188
144A, 5.75%, 10/1/2025		115,000	111,550
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		55,000	55,688
Hilton Worldwide Finance LLC, 144A, 4.625%, 4/1/2025		85,000	87,337
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		80,000	84,600
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,613
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	25,438
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		275,000	277,750
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	33,875
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		110,000	113,919
144A, 5.0%, 11/15/2025		60,000	63,300
Huntsman International LLC, 5.125%, 11/15/2022		250,000	262,812
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	101,843
6.25%, 5/15/2019		35,000	37,725
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		65,000	67,438
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		65,000	67,113
144A, 7.25%, 6/1/2021		95,000	97,612
Kaiser Aluminum Corp., 5.875%, 5/15/2024		90,000	94,950
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		80,000	82,600
Koppers, Inc., 144A, 6.0%, 2/15/2025		150,000	157,125
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	90,900
Lennar Corp.:
4.125%, 1/15/2022		135,000	137,700
4.75%, 11/15/2022		90,000	93,600
Level 3 Financing, Inc.:
5.375%, 8/15/2022		175,000	180,722
5.375%, 1/15/2024		60,000	62,360
6.125%, 1/15/2021		30,000	31,013
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		120,000	121,200
5.5%, 12/1/2021		55,000	56,788
5.875%, 12/1/2023		90,000	92,925
Match Group, Inc., 6.375%, 6/1/2024		55,000	59,881
Mercer International, Inc., 144A, 6.5%, 2/1/2024		75,000	77,437
Micron Technology, Inc.:
5.5%, 2/1/2025		14,000	14,630
7.5%, 9/15/2023		180,000	201,600
Moog, Inc., 144A, 5.25%, 12/1/2022		45,000	46,800
Morgan Stanley, Series H, 5.45%, 12/31/2049		35,000	35,831
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		20,000	20,500
(REIT), 6.375%, 3/1/2024		115,000	124,487
Murphy Oil Corp., 6.875%, 8/15/2024		75,000	79,875
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		70,000	71,750
NCR Corp.:
5.875%, 12/15/2021		10,000	10,418
6.375%, 12/15/2023		25,000	26,800
Netflix, Inc., 5.875%, 2/15/2025		200,000	217,000
Newfield Exploration Co., 5.375%, 1/1/2026		45,000	47,194
NGL Energy Partners LP, 5.125%, 7/15/2019		50,000	49,875
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	46,294
Novelis Corp.:
144A, 5.875%, 9/30/2026		165,000	169,537
144A, 6.25%, 8/15/2024		90,000	94,725
NRG Energy, Inc.:
6.625%, 1/15/2027		35,000	34,650
7.25%, 5/15/2026		170,000	173,825
NuStar Logistics LP, 5.625%, 4/28/2027		257,000	265,039
Oasis Petroleum, Inc., 6.875%, 3/15/2022		35,000	35,438
Oshkosh Corp.:
5.375%, 3/1/2022		37,000	38,480
5.375%, 3/1/2025		5,000	5,213
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		40,000	40,300
144A, 5.375%, 1/15/2025		60,000	60,600
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		80,000	82,000
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		15,000	15,300
144A, 6.375%, 3/31/2025		120,000	121,800
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		110,000	110,825
Penske Automotive Group, Inc., 5.5%, 5/15/2026		100,000	99,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	51,375
Platform Specialty Products Corp., 144A, 10.375%, 5/1/2021		70,000	77,962
Ply Gem Industries, Inc.:
6.5%, 2/1/2022		60,000	62,700
6.5%, 2/1/2022		40,000	41,400
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		65,000	67,925
144A, 5.75%, 3/1/2027		80,000	83,100
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		10,000	10,925
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	130,000	148,752
Range Resources Corp.:
4.875%, 5/15/2025		130,000	124,800
144A, 5.0%, 8/15/2022		100,000	98,875
144A, 5.875%, 7/1/2022		45,000	46,013
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		180,000	187,650
5.75%, 10/15/2020		130,000	133,900
144A, 7.0%, 7/15/2024		20,000	21,525
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	16,200
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	46,350
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		25,000	25,271
Rowan Companies, Inc., 7.375%, 6/15/2025		70,000	69,125
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		225,000	244,667
144A, 5.875%, 6/30/2026		155,000	172,843
Sally Holdings LLC, 5.625%, 12/1/2025		155,000	160,037
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	5,125
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		375,000	401,482
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,488
144A, 5.125%, 12/1/2024		15,000	15,713
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	20,300
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		160,000	163,800
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		65,000	67,548
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	56,719
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	62,513
144A, 7.0%, 3/1/2020		60,000	65,550
Sprint Corp., 7.125%, 6/15/2024		240,000	261,751
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	44,663
Summit Materials LLC:
6.125%, 7/15/2023		100,000	104,750
8.5%, 4/15/2022		45,000	50,513
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		45,000	45,563
Sunoco LP:
5.5%, 8/1/2020		50,000	51,688
6.25%, 4/15/2021		250,000	264,060
6.375%, 4/1/2023		45,000	47,925
Symantec Corp., 144A, 5.0%, 4/15/2025		100,000	103,375
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		322,000	348,887
6.125%, 1/15/2022		20,000	21,125
6.375%, 3/1/2025		150,000	163,923
6.5%, 1/15/2026		5,000	5,544
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		70,000	73,150
Tenet Healthcare Corp.:
4.631%*, 6/15/2020		55,000	55,275
144A, 7.5%, 1/1/2022		45,000	48,150
Tennant Co., 144A, 5.625%, 5/1/2025		30,000	31,163
Tenneco, Inc., 5.0%, 7/15/2026		60,000	60,067
Tesoro Corp.:
144A, 4.75%, 12/15/2023		60,000	62,850
144A, 5.125%, 12/15/2026		125,000	133,125
Tesoro Logistics LP:
5.25%, 1/15/2025		175,000	185,719
6.125%, 10/15/2021		40,000	41,750
6.375%, 5/1/2024		90,000	98,325
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/31/2049		65,000	67,113
Toll Brothers Finance Corp., 4.875%, 11/15/2025		100,000	102,750
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		35,000	36,050
4.875%, 7/1/2021		610,000	634,400
Tronox Finance LLC:
6.375%, 8/15/2020		245,000	248,981
144A, 7.5%, 3/15/2022		75,000	78,375
United Rentals North America, Inc.:
5.5%, 5/15/2027		170,000	174,887
5.875%, 9/15/2026		178,000	187,790
United States Steel Corp., 144A, 8.375%, 7/1/2021		95,000	104,619
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		130,000	135,281
(REIT), 4.875%, 6/1/2026		50,000	52,980
Viacom, Inc.:
5.875%, 2/28/2057		70,000	72,275
6.25%, 2/28/2057		75,000	76,969
Welbilt, Inc., 9.5%, 2/15/2024		45,000	51,975
WESCO Distribution, Inc., 5.375%, 6/15/2024		85,000	87,337
Western Digital Corp.:
144A, 7.375%, 4/1/2023		45,000	49,275
10.5%, 4/1/2024		73,000	85,957
Whiting Petroleum Corp.:
5.75%, 3/15/2021		75,000	74,625
6.25%, 4/1/2023		75,000	75,000
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		165,000	158,400
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		50,000	50,875
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	159,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	32,213
144A, 5.625%, 10/1/2024		15,000	16,275
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		35,000	36,750
Zayo Group LLC:
144A, 5.75%, 1/15/2027		155,000	164,494
6.0%, 4/1/2023		160,000	170,600
6.375%, 5/15/2025		147,000	158,944
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	156,187
(Cost $29,093,871)			30,240,830
Uruguay 4.2%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $2,658,859)		2,685,716	2,407,744
Total Bonds (Cost $67,981,005)			69,840,695

Loan Participations and Assignments 3.0%
Senior Loans**
Canada 0.2%
Quebecor Media, Inc., Term Loan B1, 3.539%, 8/17/2020 (Cost $101,382)		101,325	101,674
United States 2.8%
Albertson's LLC, Term Loan B6, 4.302%, 6/22/2023		89,668	90,161
American Rock Salt Holdings LLC, First Lien Term Loan, 4.897%, 5/20/2021		184,595	185,056
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.647%, 2/1/2023		100,845	101,968
Community Health Systems, Inc.:
Term Loan G, 3.798%, 12/31/2019		16,599	16,559
Term Loan H, 4.048%, 1/27/2021		30,541	30,390
DaVita HealthCare Partners, Inc., Term Loan B, 3.743%, 6/24/2021		106,975	108,232
First Data Corp., Term Loan, 3.988%, 3/24/2021		75,976	76,100
Hilton Worldwide Finance LLC, Term Loan B2, 2.991%, 10/25/2023		75,745	76,455
Level 3 Financing, Inc., Term Loan B, LIBOR plus 2.25%, 2/22/2024		265,000	266,135
NRG Energy, Inc., Term Loan B, 3.243%, 6/30/2023		306,103	307,665
Pinnacle Foods Finance LLC, Term Loan B, 2.983%, 2/2/2024		119,700	120,564
Ply Gem Industries, Inc., Term Loan, 4.147%, 2/1/2021		41,853	42,148
PolyOne Corp., Term Loan B, 3.277%, 11/12/2022		19,750	19,960
Valeant Pharmaceuticals International, Inc., Term Loan B, 5.74%, 4/1/2022		160,763	161,927
(Cost $1,593,403)			1,603,320
Total Loan Participations and Assignments (Cost $1,694,785)			1,704,994

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $69,675,790)†	125.7	71,545,689
Notes Payable	(35.3)	(20,100,000)
Other Assets and Liabilities, Net	9.6	5,477,512
Net Assets	100.0	56,923,201

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill. These securities are shown at their current rate as of April 30, 2017.

** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of April 30, 2017.

† The cost for federal income tax purposes was $69,675,790. At April 30, 2017, net unrealized appreciation for all securities based on tax cost was $1,869,899. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,887,931 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,018,032.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

As of April 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	5,402,858	USD	5,912,148	5/31/2017	17,523	Merrill Lynch & Co., Inc.
ZAR	129,113	USD	9,811	5/31/2017	205	Merrill Lynch & Co., Inc.
Total unrealized appreciation					17,728

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	416,164	USD	21,876	5/31/2017	(108)	Merrill Lynch & Co., Inc.
PLN	38,714	USD	9,956	5/31/2017	(21)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(129)

Currency Abbreviations
EUR Euro MXN Mexican Peso PLN Polish Zloty USD United States Dollar ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments and other receivables, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (b)
Bonds	$ —	$ 69,840,695	$ —	$ 69,840,695
Loan Participations and Assignments	—	1,704,994	—	1,704,994
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	17,728	—	17,728
Total	$ —	$ 71,563,417	$ —	$ 71,563,417
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (c)
Forward Foreign Currency Exchange Contracts	$ —	$ (129)	$ —	$ (129)
Total	$ —	$ (129)	$ —	$ (129)

There have been no transfers between fair value measurement levels during the period ended April 30, 2017.

(b) See Investment Portfolio for additional detailed categorizations.

(c) Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2017 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $69,675,790)	$ 71,545,689
Cash	, 4,910,117
Foreign currency, at value (cost $69,743)	53,751
Receivable for investments sold	5,008
Interest receivable	965,801
Unrealized appreciation on forward foreign currency exchange contracts	17,728
Foreign taxes recoverable	7,399
Other assets	1,682
Total assets	77,507,175
Liabilities
Payable for investments purchased	254,361
Notes payable	20,100,000
Interest on notes payable	41,132
Unrealized depreciation on forward foreign currency exchange contracts	129
Accrued management fee	46,483
Accrued Directors' fees	1,304
Other accrued expenses and payables	140,565
Total liabilities	20,583,974
Net assets, at value	$ 56,923,201
Net Assets Consist of
Undistributed net investment income	256,041
Net unrealized appreciation (depreciation) on: Investments	1,869,899
Foreign currency	3,639
Accumulated net realized gain (loss)	(6,402,552)
Paid-in capital	61,196,174
Net assets, at value	$ 56,923,201
Net Asset Value
Net asset value per share ($56,923,201 ÷ 6,482,604 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$ 8.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended April 30, 2017 (Unaudited)
Investment Income
Income:
Interest	$ 2,079,336
Expenses: Management fee	277,422
Services to shareholders	2,605
Custodian fees	22,594
Accounting fees	45,856
Audit fees	51,026
Legal fees	15,658
Reports to shareholders	23,565
Directors' fees and expenses	4,592
Interest expense	211,510
Stock exchange listing fees	11,147
Other	23,837
Total expenses	689,812
Net investment income	1,389,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	131,235
Foreign currency	37,348
168,583
Change in net unrealized appreciation (depreciation) on: Investments	(72,508)
Foreign currency	90,269
17,761
Net gain (loss)	186,344
Net increase (decrease) in net assets resulting from operations	$ 1,575,868

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended April 30, 2017 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 1,575,868
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(14,832,408)
Net amortization of premium/(accretion of discount)	36,258
Proceeds from sales and maturities of long-term investments	21,701,752
(Increase) decrease in interest receivable	179,777
(Increase) decrease in other assets	(1,073)
(Increase) decrease in receivable for investments sold and when-issued securities	217,392
Increase (decrease) in interest on notes payable	3,120
Increase (decrease) in payable for investments purchased and when-issued securities	(2,010,317)
Increase (decrease) in other accrued expenses and payables	(73,219)
Change in unrealized (appreciation) depreciation on investments	72,508
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(63,950)
Net realized (gain) loss from investments	(131,235)
Cash provided (used) by operating activities	6,674,473
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	(2,500,000)
Distributions paid	(1,179,834)
Cash provided (used) for financing activities	(3,679,834)
Increase (decrease) in cash	2,994,639
Cash at beginning of period (including foreign currency)	1,969,229
Cash at end of period (including foreign currency)	$ 4,963,868
Supplemental Disclosure
Interest paid on notes	(208,390)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations: Net investment income	$ 1,389,524	$ 2,765,564
Net realized gain (loss)	168,583	(1,845,166)
Change in net unrealized appreciation (depreciation)	17,761	3,856,311
Net increase (decrease) in net assets resulting from operations	1,575,868	4,776,709
Distributions to shareholders from: Net investment income	(1,179,834)	(3,564,258)
Return of capital	—	(104,896)
Total distributions	(1,179,834)	(3,669,154)
Increase (decrease) in net assets	396,034	1,107,555
Net assets at beginning of period	56,527,167	55,419,612
Net assets at end of period (including undistributed net investment income of $256,041 and $46,351, respectively)	$ 56,923,201	$ 56,527,167
Other Information
Shares outstanding at beginning of period	6,482,604	6,482,604
Shares repurchased	—	—
Shares outstanding at end of period	6,482,604	6,482,604

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 4/30/17 (Unaudited)		Years Ended October 31,
		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$ 8.72	$ 8.55	$ 9.34	$ 9.29	$ 9.80	$ 8.62
Income (loss) from investment operations: Net investment income[a]	.21	.43	.50	.54	.55	.59
Net realized and unrealized gain (loss)	.03	.31[d]	(.75)	.01	(.55)	1.08[d]
Total from investment operations	.24	.74	(.25)	.55	(.00)***	1.67
Less distributions from: Net investment income	(.18)	(.55)	(.55)	(.54)	(.55)	(.51)
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.18)	(.57)	(.55)	(.54)	(.55)	(.51)
NAV accretion resulting from repurchases of shares and shares tendered at a discount to NAV[a]	—	—	.01	.04	.04	.02
Net asset value, end of period	$ 8.78	$ 8.72	$ 8.55	$ 9.34	$ 9.29	$ 9.80
Market value, end of period	$ 8.57	$ 8.48	$ 7.98	$ 8.23	$ 8.29	$ 8.82
Total Return
Per share net asset value (%)[b]	2.86**	9.40[d]	(2.13)	7.36	1.06	20.86[d]
Per share market value (%)[b]	3.25**	13.99	3.67	6.01	.20	22.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	57	57	55	61	63	70
Ratio of expenses (including interest expense) (%)	2.49*	2.54	2.40	2.29	2.21	2.36
Ratio of expenses (excluding interest expense) (%)	1.72*	1.96	1.90	1.82	1.68	1.67
Ratio of net investment income (%)	5.01*	5.03	5.55	5.82	5.77	6.54
Portfolio turnover rate (%)	19**	32	50	37	48	25
Total debt outstanding, end of period ($ thousands)	20,100	22,600	23,300	26,500	23,000	31,000
Asset coverage per $1,000 of debt[c]	3,832	3,501	3,379	3,309	3,751	3,242

[a] Based on average shares outstanding during the period.

[b] Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestments of distributions. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.

[c] Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.

[d] During the year ended October 31, 2012 and the year ended October 31, 2016, Lehman Brothers International issued a Claims Determination Deed to the Fund as a partial settlement for a loss written off by the Fund in 2008. The impact of this claim amounted to $0.13 and $0.06 per share, respectively. Excluding this claim, total return would have been 1.39% and 0.77% lower, respectively.

* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Maryland corporation. At the Fund's 2015 Annual Meeting of Stockholders held on September 30, 2015, the Fund's stockholders approved an amendment to the Fund's Articles of Incorporation, limiting the Fund's term of existence until September 30, 2017, or such earlier date as may be determined by the Fund's Board of Directors, at which time the Fund will be liquidated. On May 17, 2017, the Fund’s Board of Directors approved a Plan of Liquidation and Dissolution for the Fund (the "Plan"). Under the terms of the Plan, the Fund will make a final liquidating distribution to shareholders on or about September 15, 2017.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as level 2. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 3.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurement is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Global High Income Fund, Inc. is approved to participate in securities lending, but had no securities on loan during the period ended April 30, 2017. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.10% annualized effective rate as of April 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If Affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund's ability to participate in restructuring or acquiring some senior loans. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2016, the Fund had a net tax basis capital loss carryforward of approximately $6,571,000, including $2,345,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or the liquidation of the Fund, whichever occurs first; and approximately $4,226,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($402,000) and long-term losses ($3,824,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, foreign denominated securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency positions at the Fund's custodian bank at April 30, 2017.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default of principal. The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

B. Derivative Instruments

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2017, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2017, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $5,954,000 to $8,250,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 17,728
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (b)	$ (129)
The above derivative is located in the following Statement of Assets and Liabilities account: (b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (c)	$ 100,521

The above derivative is located in the following Statement of Operations account:

(c) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (d)	$ 63,950

The above derivative is located in the following Statement of Operations account:

(d) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of April 30, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Merrill Lynch & Co, Inc.	$ 17,728	$ (129)	$ —	$ 17,599

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Merrill Lynch & Co, Inc.	$ 129	$ (129)	$ —	$ —

C. Purchases and Sales of Securities

During the six months ended April 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $14,832,408 and $21,701,752, respectively.

D. Related Parties

Management Agreement. Under the Investment Advisory, Management and Administration Agreement ("Management Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Manager"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Manager directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Manager determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Manager provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.00% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Manager, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2017, the amount charged to the Fund by DSC aggregated $1,208, of which $822 is unpaid.

DIMA is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Pursuant to a sub-accounting agreement between DIMA and State Street Bank and Trust Company ("SSB"), DIMA has delegated all accounting functions to SSB. DIMA compensates SSB out of the accounting fee it receives from the Fund. For the six months ended April 30, 2017, the amount charged to the Fund by DIMA aggregated $45,856, of which $6,628 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,031, all of which was unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Deutsche Central Cash Management Government Fund. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. Deutsche Central Cash Management Government Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Share Repurchases

The Board of Directors has authorized the Fund to effect periodic repurchases of its shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. There were no repurchased shares of common stock during the year ended October 31, 2016 and during the period ended April 30, 2017.

H. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $25,000,000 ($26,000,000 prior to April 5, 2017), with a scheduled termination date of the earlier of (i) August 30, 2017 or (ii) 30 days prior to the Fund's liquidation date, which is currently anticipated to be September 15, 2017. In connection with the Fund's pending liquidation, it is anticipated that the Fund will de-lever in stages over time. Subject to portfolio management's discretion, it is currently anticipated that the Fund's de-levering will be completed by early August 2017. Loans under the facility generally bear interest at the applicable LIBOR rate plus 0.90%. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At April 30, 2017, the Fund had a notes payable outstanding of $20,100,000. The weighted average outstanding daily balance of all loans during the six months ended April 30, 2017 was approximately $23,961,000, with a weighted average annual borrowing cost of 1.78%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings or to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

Liquidation and Dissolution of the Fund

On July 10, 2015, the Fund announced that its Board of Directors had approved, subject to stockholder approval, an amendment to the Fund’s Articles of Incorporation requiring the liquidation and dissolution of the Fund. At the Fund’s 2015 Annual Meeting held on September 30, 2015, the Fund’s stockholders approved an amendment to the Fund’s Articles of Incorporation, limiting the Fund’s term of existence until September 30, 2017, or such earlier date as may be determined by the Fund’s Board, at which time the Fund will be liquidated.

On May 17, 2017, the Fund’s Board of Directors approved a Plan of Liquidation and Dissolution for the Fund (the "Plan"). Under the terms of the Plan, the "Cessation Date" for the Fund’s planned liquidation is expected to occur on or about September 8, 2017. As provided in the Plan, at the close of business on the Cessation Date, the Fund will cease to engage in any business activities, except for the purpose of liquidating and winding up its affairs, and the books of the Fund will be closed. Effective the business day following the Cessation Date, the Fund’s shares will not be transferable (except for the settlement of prior transactions), and it is anticipated that trading in the Fund’s shares on the New York Stock Exchange will cease. The Fund will subsequently seek to reduce all remaining portfolio securities to cash or cash equivalents and make a final liquidating distribution to shareholders on or about September 15, 2017. All Fund shareholders as of the close of business on the Cessation Date will be entitled to receive a liquidating distribution. The Cessation Date may be extended if necessary or appropriate in connection with the orderly liquidation of the Fund or to protect the interests of Fund shareholders.

Prior to the Cessation Date, the Fund intends to reduce and eliminate its financial leverage by paying back its bank line of credit. It is anticipated that the Fund’s de-levering will occur in stages over time and, subject to portfolio management’s discretion, is currently expected to be completed no later than early August 2017. In addition, prior to the Cessation Date and subject to portfolio management’s discretion, the Fund intends to begin the process of converting its portfolio securities to more liquid investments, including cash or cash equivalents. As the Fund de-levers and begins to transition its portfolio to more liquid investments, its net investment income may decline, which, in turn, may reduce its remaining regular monthly dividends. The Fund’s last anticipated regular monthly dividend will be for the month of August. The Fund does not expect to pay its regular September monthly dividend. Any net investment income earned in September would consequently be included as part of the Fund’s final liquidating distribution to shareholders.

Dividend Reinvestment and Cash Purchase Plan

The Board of Directors of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of common stock of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Directors to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact Deutsche AM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

Whenever the Fund declares an income dividend or a capital gain distribution payable in common shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such dividend or distribution entirely in additional shares of common stock of the Fund. If the market price per share of the Fund’s common stock on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be credited to the Participant’s account shall be determined by dividing the dollar amount of the dividend or capital gain distribution payable on the Participant’s shares by the greater of the following amounts per share of the Fund’s common stock on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Fund’s common stock on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gain distribution on such Participant’s shares (less such Participant’s pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. The valuation date will be the payment date for the dividend or capital gains distribution or, if such date is not a New York Stock Exchange trading date, then the next preceding New York Stock Exchange trading date. Should the Fund declare an income dividend or capital gain distribution payable only in cash, the amount of such dividend or distribution on each Participant’s shares (less such Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such dividend or distribution) shall be applied to the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. Open-market purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

Each Participant may send additional funds in the amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. Such voluntary payments will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional shares of the Fund’s common stock as of that investment date. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Optional cash payments should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Global High Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan
c/o Deutsche AM Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366

Participants may withdraw their entire voluntary cash payment by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

Investment of voluntary cash payments and other open-market purchases may be made on any securities exchange where the Fund’s common stock is traded, in the OTC market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine.

The Transfer Agent will confirm to each Participant each acquisition made for such Participant’s account as soon as practicable but no later than 60 days after the date thereof. The Transfer Agent will send to each Participant a statement of account confirming the transaction and itemizing any previous reinvestment activity for the calendar year. A statement reflecting the amount of cash received by the Fund’s Transfer Agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes.

The reinvestment of dividends and capital gain distributions does not relieve the Participant of any tax that may be payable on such dividends and distributions. The Transfer Agent will report to each Participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the Participant.

The service fees for handling capital gain distributions or income dividends will be paid by the Fund.

Participants may terminate their accounts under the Plan by notifying the Transfer Agent in writing. Such termination will be effective immediately if such Participant’s notice is received by the Transfer Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gain distributions or income dividends. If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant’s shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct brokerage commissions for this transaction and any transfer taxes. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times, but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority and with certain other limited exceptions, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to Deutsche AM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Lines	Deutsche AM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	Deutsche AM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	Brown Brothers Harriman & Company 50 Post Office Square Boston, MA 02110
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 101 Seaport Boulevard, Suite 500 Boston, MA 02210

Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

NYSE Symbol	LBF
CUSIP Number	25158V 108

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

November 1 through November 30, 2016	-	$ -	n/a	n/a
December 1 through December 31, 2016	-	$ -	n/a	n/a
January 1 through January 31, 2017	-	$ -	n/a	n/a
February 1 through February 28, 2017	-	$ -	n/a	n/a
March 1 through March 31, 2017	-	$ -	n/a	n/a
April 1 through April 30, 2017	-	$ -	n/a	n/a

Total	-	$ -	-

The Fund may from time to time repurchase shares in the open market when the Fund's shares trade at a discount to their net asset value.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	6/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	6/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	6/29/2017